Commitments and Contingencies - Additional Information (Details) - Peal [member] - Events after Reporting Period [Member]	Feb. 28, 2019 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Termination penalty	$ 20,000,000
Liability recognized	$ 0